Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents		$ 4,369	$ 2,875	$ 3,069
Accounts receivable, net, including related parties		1,125	709	280
Inventory		1,372	990	852
Prepaid expenses and other current assets		1,743	783	624
Total current assets		8,609	5,357	4,825
Property and equipment, net		1,432	1,770	2,132
Goodwill		1,362	1,325	1,306
Intangible assets, net		1,062	1,313	1,958
Other assets		401	497	278
Total assets		12,866	10,262	10,499
Current liabilities:
Accounts payable and accrued expenses		2,687	2,383	1,351
Deferred revenue		178	0
Development loan		10,000	5,000	0
Revolving credit facility, including accrued interest		10,153	10,458	10,346
Deferred revenue			0	3,000
Unfunded commitment to joint venture		1,684	1,688	659
Accrued payroll and benefits		1,325	1,159	1,172
Total current liabilities		26,027	20,688	16,528
Development loans, net of current portion		0	10,000	0
Promissory note		16,327	16,169	15,852
Total liabilities		42,354	46,857	32,380
Commitments and Contingencies
Convertible preferred stock, shares outstanding (in shares)			31,850,304
Convertible preferred stock, shares issued (in shares)			31,850,304	31,850,304
Convertible preferred stock, authorized (in shares)			31,850,304
Total convertible preferred stock		0	$ 85,658	$ 85,658
Stockholders’ deficit:
Common stock			4	4
Additional paid-in capital			22,400	21,829
Additional Paid In Capital, After Merger Adjustments		128,385	22,404
Accumulated deficit		(157,112)	(143,915)	(128,632)
Accumulated other comprehensive loss		(765)	(742)	(740)
Total stockholders’ deficit		(29,488)	(122,253)	(107,539)
Total liabilities, convertible preferred stock and stockholders’ deficit		$ 12,866	$ 10,262	$ 10,499
Series 1 Preferred Stock
Current liabilities:
Convertible preferred stock, shares outstanding (in shares)		0	12,433,953	12,433,953
Convertible preferred stock, shares issued (in shares)		0	12,433,953	12,433,953
Convertible preferred stock, authorized (in shares)		0	12,438,704	12,438,704
Total convertible preferred stock		$ 0	$ 39,658	$ 39,658
Series 2 Preferred Stock
Current liabilities:
Convertible preferred stock, shares outstanding (in shares)		0	7,499,996	7,499,996
Convertible preferred stock, shares issued (in shares)		0	7,499,996	7,499,996
Convertible preferred stock, authorized (in shares)		0	7,507,699	7,507,699
Total convertible preferred stock		$ 0	$ 30,000	$ 30,000
Series 3 Preferred Stock
Current liabilities:
Convertible preferred stock, shares outstanding (in shares)		0	4,000,000	4,000,000
Convertible preferred stock, shares issued (in shares)		0	4,000,000	4,000,000
Convertible preferred stock, authorized (in shares)		0	4,000,000	4,000,000
Total convertible preferred stock		$ 0	$ 16,000	$ 16,000
Stockholders’ deficit:
Common stock	$ 4		$ 0